Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
db X-trackers 2040 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	db X-trackers 2040 Target Date Fund Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index (the “Underlying Index”). The Fund’s investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days’ notice of any change in investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the “Component Securities”) of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks, real estate investment trusts and business development companies) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days’ notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Asset Target 2030+ Index, on a risk adjusted basis. The current allocation of the Underlying Index is approximately 23% in international equities, 70% in domestic equities and 7% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research (“Zacks”), the creator of the Underlying Index. The weighted average duration for the fixed income securities will, collectively, approximate as nearly as possible the time to the target termination date, December 31, 2040. Following the target date, the duration for the fixed income securities will increase each year up to a maximum duration of five years. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the chart below, are as of August 31, 2013.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks that have been identified for the Fund.
  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund’s total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.
  The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.
  The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.
  The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.
  The Fund is subject to non-correlation risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.
  The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca, Inc. (“NYSE Arca”) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market and you may receive less than NAV when you sell db-X Target Date Shares.
  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.
  The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide “circuit breakers” halts stock trading generally.
  The Fund is subject to REIT risk. The Fund’s investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund’s shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.
  The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.
  The Fund is subject to model risk, which is the risk that the allocation model used to calculate the Underlying Index will not maximize returns and/or minimize risks in accordance with the targeted time horizon for the Underlying Index. The Advisor cannot offer assurance that a particular allocation will be the appropriate allocation in all circumstances for every investor seeking a particular risk profile or time horizon.
		The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the Zacks 2040 Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.dbxus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dbxus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return as of June 30, 2013, was 9.70%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.67%	June 30, 2009
Lowest Return	(21.01)%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions of fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
db X-trackers 2040 Target Date Fund | db X-trackers 2040 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 YEAR	rr_ExpenseExampleYear01	$ 66
3 YEARS	rr_ExpenseExampleYear03	320
5 YEARS	rr_ExpenseExampleYear05	593
10 YEARS	rr_ExpenseExampleYear10	$ 1,374
2008	rr_AnnualReturn2008	(37.43%)
2009	rr_AnnualReturn2009	24.50%
2010	rr_AnnualReturn2010	11.95%
2011	rr_AnnualReturn2011	(0.37%)
2012	rr_AnnualReturn2012	15.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
1 Year	rr_AverageAnnualReturnYear01	15.96%
5 Years	rr_AverageAnnualReturnYear05	0.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
db X-trackers 2040 Target Date Fund | Return after taxes on distributions | db X-trackers 2040 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.59%
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
db X-trackers 2040 Target Date Fund | Return after taxes on distributions and sale of Fund shares | db X-trackers 2040 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.87%
5 Years	rr_AverageAnnualReturnYear05	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
db X-trackers 2040 Target Date Fund | Dow Jones U.S. Target 2040 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
db X-trackers 2040 Target Date Fund | Zacks 2040 Lifecycle Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.00%
5 Years	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007

[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2014 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.